Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2022
13. Accumulated Other Comprehensive Income
Components of accumulated other comprehensive income
The components of AOCI are as follows:
millions of dollars
Unrealized gain
(loss) on
translation of
self-sustaining
foreign
operations
Net change in
net investment
hedges
Gains on
derivatives
recognized

as cash flow
hedges
Net change
on available-
for-sale
investments
Net change in
unrecognized
pension and
post-retirement
benefit costs
Total

AOCI
For the year ended December 31, 2022
Balance, January 1, 2022 $

10 $

35 $

18 $ (1) $ (37) $

25

Other comprehensive

income (loss) before

reclassifications

629 (97) -

(1) -

531

Amounts reclassified from

AOCI
-

-

(2) -

24

22
Net current period other
comprehensive income (loss)

629 (97) (2) (1)

24

553
Balance, December 31, 2022 $

639 $ (62) $

16 $ (2) $ (13) $

578
For the year ended December 31, 2021
Balance, January 1, 2021 $

52 $

30 $

1 $ (1) $ (161) $ (79)

Other comprehensive (loss)

income before

reclassifications
(42)

5

18 -

-

(19)

Amounts reclassified from

AOCI
-

-

(1) -

124

123
Net current period other
comprehensive income (loss)
(42)

5

17 -

124

104
Balance, December 31, 2021 $

10 $

35 $

18 $ (1) $ (37) $

25

Reclassifications out of accumulated other comprehensive income (loss)
The reclassifications out of accumulated other comprehensive income (loss) are as follows:
For the Year ended December 31
millions of dollars 2022 2021
Affected line item in the Consolidated Financial Statements
Gains on derivatives recognized as cash flow hedges

Interest rate hedge
Interest expense, net $ (2) $ (1)
Net change in unrecognized pension and post-retirement benefit costs

Actuarial losses
Other income, net $

10 $

24

Amounts reclassified into obligations
Pension and post-retirement benefits

15

102
Total before tax

25

126
Income tax expense (1) (2)
Total net of tax $

24 $

124
Total reclassifications out of AOCI, net of tax, for the period $

22 $

123